Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Preference shares [member]	Number of common shares [member]	Stated share capital [member]	Stated share capital [member] Number of common shares [member]	Contributed surplus [member]	Contributed surplus [member] Number of common shares [member]	Total capital [member]	Total capital [member] Number of common shares [member]	Retained earnings [member]	Retained earnings [member] Preference shares [member]	Retained earnings [member] Number of common shares [member]	Unrecognized gain (loss) on financial instruments [member]	Foreign currency translation adjustments [member]	Total accumulated other comprehensive loss AOCL [member]
Balance at Dec. 31, 2021	$ 13,834			$ 3,813		$ 1,683		$ 5,496		$ 9,149			$ 25	$ (836)	$ (811)
Statement [LineItems]
Net earnings	1,338									1,338
Other comprehensive income (loss)	(463)									(119)			(8)	(336)	(344)
Total comprehensive income (loss)	875									1,219			(8)	(336)	(344)
Dividends declared		$ (3)	$ (861)								$ (3)	$ (861)
Shares issued under Dividend Reinvestment Plan ("DRIP")	27			27				27
Repurchases of common shares (see note 25)	(1,282)			(94)				(94)		(1,188)
Pre-defined share repurchase plan	(718)			(50)				(50)		(668)
Stock compensation plans	13			168		(149)		19		(6)
Balance at Dec. 31, 2022	11,885			3,864		1,534		5,398		7,642			17	(1,172)	(1,155)
Statement [LineItems]
Net earnings	2,695									2,695
Other comprehensive income (loss)	134												4	130	134
Total comprehensive income (loss)	2,829									2,695			4	130	134
Return of capital on common shares			(2,047)		$ (2,107)	(60)	$ 60	2,047	$ (2,047)
Dividends declared		$ (5)	$ (908)								$ (5)	$ (908)
Shares issued under Dividend Reinvestment Plan ("DRIP")	21			21				21
Repurchases of common shares (see note 25)	(361)			(8)				(8)		(353)
Pre-defined share repurchase plan	(400)			(11)				(11)		(389)
Stock compensation plans	50			142		(90)		52		(2)
Balance at Dec. 31, 2023	$ 11,064			$ 1,901		$ 1,504		$ 3,405		$ 8,680			$ 21	$ (1,042)	$ (1,021)